Income Taxes	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income Taxes

NOTE 18 – Income Taxes

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax recovery presented in the accompanying statements of comprehensive loss is provided below:

	Years ended December 31,
	2017	2016
	$	$

Loss before income taxes	(11,426,786)	(9,465,128)
Expected income tax recovery at statutory tax rates	(2,971,000)	(2,461,000)
Impact of different statutory tax rates on earnings of subsidiaries	(1,169,000)	(156,000)
Change in statutory, foreign tax rates and other	5,968,000	-
Foreign exchange	2,390,000	1,108,000
Non-deductible expenditures	4,147,000	536,000
Share issuance costs	-	(892,000)
Adjustment in prior years provision statutory tax returns and expiry of non-capital losses	56,000	188,000
Change in unrecognized deductible temporary differences and others	(8,421,000)	1,677,000
Total	-	-

Significant components of deferred tax assets that have not been recognized are as follows:

	As of December 31,
	2017	2016
	$	$
Share issuance costs	900,000	1,245,000
Non-capital losses	9,489,000	11,398,000
Property and equipment	103,000	26,000
Exploration and evaluation assets	4,787,000	11,033,000
Total	15,279,000	23,702,000

Significant components of unrecognized deductible temporary differences and unused tax losses that have not been recognized on the statements of financial position are as follows:

	As of December 31,
	2017	Expiry dates	2016	Expiry dates
	$		$
Share issuance costs	3,335,000	2038 to 2040	4,788,000	2037 to 2040
Non-capital losses	40,845,000	2027 to 2037	37,363,000	2017 to 2036
Canadian eligible capital	-	No Expiry	1,000	No Expiry
Property and equipment	385,000	No Expiry	93,000	No Expiry
Exploration and evaluation assets	21,480,000	No Expiry	33,503,000	No Expiry

Tax attributes are subject to review, and potential adjustment, by tax authorities.